As filed with the Securities and Exchange Commission
                              on October 9, 1998
                           Registration No. 333-46715

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549
                                    FORM N-14

                   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ ]
                             Post-Effective Amendment No. 1 [X]

                        (Check appropriate box or boxes)

                              -----------------------
                               NATIONS FUND TRUST
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                            --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
              Robert M. Kurucza, Esq.           Carl Frischling, Esq.
              Marco E. Adelfio, Esq.            Kramer, Levin, Naftalis
              Morrison & Foerster LLP               & Frankel
              2000 Pennsylvania Ave., N.W.      919 3rd Avenue
              Suite 5500                        New York, New York 10022
              Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):
      [X]  Immediately upon filing pursuant     [ ]  on (date), pursuant
              to Rule 485(b), or                            to Rule 485(b), or
      [ ]  60 days after filing pursuant        [ ]  on (date) pursuant
              to Rule 485(a), or                            to Rule 485(a).
      [ ]  75 days after filing pursuant to     [ ]  on (date) pursuant to
              paragraph (a)(2)                             paragraph (a)(2) of
                                                           rule 485

If appropriate, check the following box:
      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

                     This Post-Effective Amendment No. 1 to the Registration Statement of Nations Fund Trust (the "Trust") filed on February 23, 1998 on Form N-14 under the Securities Act of 1933 (the "Registration Statement") hereby incorporates by reference all the information set forth in Parts A, B and C of the Registration Statement. This Amendment is being filed to amend the Registration Statement to include an opinion of counsel supporting the tax consequences of the reorganization of certain of the portfolios of The Emerald Funds into corresponding funds of the Trust. The opinion of counsel is filed herewith pursuant to an undertaking made by the Trust in its Registration Statement.

                               Natione Fund Trust
                               File No. 333-46715

                                  Exhibit Index

The following exhibit is filed herewith as part of this Amendment No. 1 to the Registration Statement.

Exhibit
Number                      Description

12 Opinion and Consent of Morrison & Foerster LLP supporting the tax matters and consequences to shareholders as to the Acquistion of The Emerald Funds' Balanced Fund, Equity Fund, Florida Tax-Exempt Fund, Short-Term Fixed Income Fund, Managed Bond Fund, Tax-Exempt Fund and Equity Value Fund.

                       [MORRISON & FOERSTER LLP LETTERHEAD]

                                  May 15, 1998




Nations Fund Trust
Corporate Secretary
c/o Stephens Inc.
111 Center Street
Little Rock, Arkansas 72201

Emerald Funds
3435 Stelzer Road
Columbus, Ohio 43219

         Re: Reorganization of the Nations Balanced Assets Fund, Nations Disciplined Equity Fund, Nations Florida Municipal Bond Fund, Nations Short Term Income Fund, Nations Strategic Fixed Income Fund, Nations Tax Exempt Fund and Nations Value Fund, and Emerald Balanced Fund, Emerald Equity Fund, Emerald Florida Tax-Exempt Fund, Emerald Short-Term Fixed Income Fund, Emerald Managed Bond Fund, Emerald Tax-Exempt Fund and Emerald Equity Value Fund

Ladies and Gentlemen:

         We have acted as special counsel to Nations Fund Trust, a Massachusetts business trust ("Nations Fund"), in connection with that certain Agreement and Plan of Reorganization, dated March 25, 1998 (the "Agreement"), by and between Nations Fund and Emerald Funds, a Massachusetts business trust ("Emerald Funds"). Pursuant to the Agreement, the Nations Balanced Assets Fund, Nations Disciplined Equity Fund, Nations Florida Municipal Bond Fund, Nations Short Term Income Fund, Nations Strategic Fixed Income Fund, Nations Tax Exempt Fund and Nations Value Fund (each, an "Acquiring Fund," and collectively, the "Acquiring Funds"), each a separate portfolio of Nations Fund, shall acquire all of the Fund Assets and assume the Liabilities of the Emerald Balanced Fund, Emerald Equity Fund, Emerald Florida Tax-Exempt Fund, Emerald Short-Term Fixed Income Fund, Emerald Managed Bond Fund, Emerald Tax-Exempt Fund and Emerald Equity Value Fund (each, an "Acquired Fund," and collectively, the "Acquired Funds"), respectively, each a separate portfolio of Emerald Funds (each, a "Reorganization," and, collectively, the "Reorganizations").

         The Reorganizations are described in the Combined Proxy Statement/Prospectus (the "Proxy/Prospectus") of Nations Fund and Emerald Funds, and the appendices thereto, as filed on Registration Statement Form N-14 with the SEC on February 23, 1998 (File no. 333-46715), as amended from time to time through the date hereof. Unless otherwise indicated, capitalized terms not defined herein shall have the meanings ascribed to them (or defined by reference) in the certificates delivered to us by Nations Fund, for itself and on behalf of each Acquiring Fund, and by Emerald Funds, for itself and on behalf of each Acquired Fund (together, the "Certificates of Representations").

Nations Fund Trust
The Emerald Funds
May 15, 1998
Page Two

         You have requested our opinion as to certain federal income tax consequences regarding the Reorganizations. This opinion is solely for the benefit of the Acquiring Funds, the Acquired Funds and their respective shareholders, and may not be relied upon by, nor may copies be delivered to, other person without our prior written consent.

         In our capacity as special counsel to Nations Fund and for purposes of rendering this opinion, we have examined and relied upon, with your consent: (i) the Agreement, (ii) the Certificates of Representations, (iii) the Proxy/Prospectus, and (iv) such other documents we considered relevant to our analysis. We have assumed that all parties to the Agreement and to any other documents examined by us have acted, and will act, in accordance with the terms of the Agreement and such other documents without waiver of material terms or conditions set forth therein. In our examination of documents, we have assumed the authenticity of original documents, the accuracy of copies, the genuineness of signatures, and the legal capacity of signatories.

         Furthermore, we have assumed that all of the representations in the Agreement and the Certificates of Representations are true and complete in all material respects, and that the Acquiring Funds and the Acquired Funds have been and will be operated and maintained consistently with such representations. We have not independently verified such representations. While we have reviewed such representations to ensure that they appear reasonable, we have no assurance that these expectations will ultimately prove to be accurate. We also note that the tax consequences addressed herein may depend upon the actual occurrence of events in the future, which events may or may not be consistent with such representations. To the extent the facts differ from those relied on and assumed herein, our opinion should not be relied upon.

         Our opinion below is based on existing law as contained in the Code and the Treasury Regulations, administrative pronouncements of the Internal Revenue Service ("IRS"), and court decisions as of the date hereof. The provisions of the Code and the Treasury Regulations, IRS administrative pronouncements and caselaw upon which this opinion is based could be changed at any time, perhaps with retroactive effect. We undertake no obligation to update this opinion, or to ascertain after the date hereof whether circumstances occurring after such date may affect the conclusions set forth herein. Furthermore, our opinion represents only our best judgment of how a court would conclude if presented with the issues addressed herein and is not binding upon either the IRS or any court. Hence, there can be no assurance that the IRS will not challenge or that the courts will agree with our conclusions.

         Our opinion relates solely to the tax consequences of the Reorganizations under the federal income tax laws of the United States, and we express no opinion (and no opinion should be inferred) regarding the tax consequences of the Reorganizations under the laws of any other jurisdiction. This opinion addresses only the specific issues set forth below, and does not address any other tax consequences that may result from the Reorganizations or any other transaction (including any transaction undertaken in connection with the Reorganizations).

         This opinion may not be applicable to certain classes of Acquired Fund shareholders, including securities dealers, foreign persons and persons who acquired their stock pursuant to the exercise of employee stock options or rights or otherwise as compensation.

Nations Fund Trust
The Emerald Funds
May 15, 1998
Page Three

         On the basis of, and subject to the foregoing, and in reliance upon the representations described above, we are of the opinion that:

         (1) Each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and each Acquiring Fund and the corresponding Acquired Fund will each be a "party to a reorganization," within the meaning of Section 368(b) of the Code, in respect of the Reorganization.

         (2) No gain or loss will be recognized by an Acquired Fund upon the transfer of its assets and liabilities to the corresponding Acquiring Fund solely in exchange for the Acquiring Fund Shares.

         (3) No gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets and assumption of liabilities of the corresponding Acquired Fund solely in exchange for the Acquiring Fund Shares.

         (4) The basis of an Acquired Fund's assets received by the corresponding Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization.

         (5) The holding period of an Acquired Fund's assets in the hands of the corresponding Acquiring Fund will include the period for which such assets have been held by the Acquired Fund.

         (6) No gain or loss will be recognized by an Acquired Fund on the distribution to its shareholders of the Acquiring Fund Shares to be received by the Acquired Fund in the Reorganization.

         (7) No gain or loss will be recognized by the shareholders of an Acquired Fund upon their receipt of the corresponding Acquiring Fund Shares in exchange for such shareholders' Acquired Fund Shares.

         (8) The basis of the Acquiring Fund Shares received by the shareholders of the corresponding Acquired Fund will be the same as the basis of the Acquired Fund Shares surrendered by such shareholders pursuant to the Reorganization.

         (9) The holding period for the Acquiring Fund Shares received by the Acquired Fund shareholders will include the period during which such shareholders held the Acquired Fund Shares surrendered therefor, provided that such Acquired Fund Shares are held as a capital asset in the hands of the Acquired Fund shareholders on the date of the exchange.

         (10) Each Acquiring Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the corresponding Acquired Fund as of the Closing Date, subject to the conditions and limitations specified in the Code.


                                                  Very truly yours,

                                                  /s/ Morrison & Foerster LLP

                                                  Morrison & Foerster LLP

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933, this Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 8th day of October, 1998.

                               NATIONS FUND TRUST

                                   By:        *
                                       A. Max Walker
                                       President and Chairman of the Board
                                       of Trustees

                                   By: /s/ Richard H. Blank, Jr.
                                       Richard H. Blank, Jr.
                                       *Attorney-in-Fact
                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

            SIGNATURES                                TITLE                                  DATE
                  *                      President and Chairman of the Board              October 8, 1998
  ----------------------------------
           (A. Max Walker)                of Trustees (Principal Executive
                                                      Officer)
                  *                         Treasurer and Vice President                  October 8, 1998
  ----------------------------------
          (Richard H. Rose)              (Principal Financial and Accounting
                                                      Officer)
                  *                                    Trustee                            October 8, 1998
  ----------------------------------
       (Edmund L. Benson, III)
                  *                                    Trustee                            October 8, 1998
            (James Ermer)
                  *                                    Trustee                            October 8, 1998
  ----------------------------------
          (William H. Grigg)
                  *                                    Trustee                            October 8, 1998
  ----------------------------------
          (Thomas F. Keller)
                  *                                    Trustee                            October 8, 1998

         (Carl E. Mundy, Jr.)
                  *                                    Trustee                            October 8, 1998
  ----------------------------------
         (Charles B. Walker)

                  *                                    Trustee                            October 8, 1998
  ----------------------------------
        (Thomas S. Word, Jr.)

                  *
          (James B. Sommers)                           Trustee                            October 8, 1998

       /s/ Richard H. Blank, Jr/
        Richard H. Blank, Jr.

        *Attorney-In-Fact


